Insurance - Summary of Movement in Provisions for Unearned Premiums (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	$ 4,202	$ 3,717	$ 3,483
Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	1,852	1,655
Written premiums	3,752	3,423
Earned premiums	(3,505)	(3,226)
Balance as at end of year	2,099	1,852	1,655
Gross amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	4,845	4,632	4,398
Gross amount arising from insurance contracts [member] | Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	1,869	1,674
Written premiums	3,879	3,528
Earned premiums	(3,625)	(3,333)
Balance as at end of year	2,123	1,869	1,674
Reinsurer's share of amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	643	915	915
Reinsurer's share of amount arising from insurance contracts [member] | Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	17	19
Written premiums	127	105
Earned premiums	(120)	(107)
Balance as at end of year	$ 24	$ 17	$ 19